Supplement to the

Fidelity® Global High Income Fund (FGHNX)

A Class of shares of Fidelity Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2013

The following information supplements information found in the "Management Contract" section beginning on page 50.

The following table provides information relating to other accounts managed by Ms. Roche as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Global High Income Fund ($16 (in millions) assets managed).

As of July 31, 2013, the dollar range of shares of Fidelity Global High Income Fund beneficially owned by Ms. Roche was none.

The following information supplements information found in the "Proxy Voting Guidelines" section beginning on page 52.

Proxy Voting - FIL Limited.

I. General Principles and Application

A. Voting shall be carried out by FIL's proxy voting teams with non-routine proposals or other special circumstances also being evaluated by the appropriate FIL analyst or portfolio manager. All votes are subject to the authority of the Chief Investment Officers of FIL.

B. FIL will vote all equity securities where the expected benefit of voting outweighs the expected costs.

C. Except as set forth in these guidelines FIL will usually vote in favor of incumbent directors and in favor of routine proposals.

D. FIL will vote to abstain on proposals when the necessary information has not been provided and in certain limited circumstances FIL may also vote to abstain in order to send a cautionary message to a company.

E. In instances where there may be a conflict with FIL's own interests we will either vote in accordance with the recommendation of our principal third party research provider, or if no recommendation is available, we will not vote.

F. FIL's proxy voting group will not vote at shareholder meetings of any FIL funds unless specifically instructed by a client.

G. Voting decisions will be made on a case-by-case basis and will take account of the prevailing local market standards and best practice.

II. Shareholder Authority

A. FIL will vote against any limitation on shareholder rights or the transfer of authority from shareholders to directors. Likewise we will support proposals which enhance shareholder rights or maximize shareholder value.

GHIB-14-01  February 28, 2014
1.932870.102

B. FIL will vote against unusual or excessive authorities to increase issued share capital and particularly in respect of proposed increases for companies in jurisdictions without assured pre-emptive rights.

C. FIL will vote against the authorization of stock with differential voting rights if the issuance of such stock would adversely affect the voting rights of existing shareholders.

D. FIL will vote against anti-takeover proposals.

E. FIL will generally support cumulative voting rights when it is determined they are favorable to the interest of minority shareholders.

F. FIL will support proposals to adopt mandatory voting by poll and full disclosure of voting outcomes.

G. FIL will support proposals to adopt confidential voting and independent vote tabulation practices.

H. In general FIL will only support related party transactions which are made on terms equivalent to those that would prevail in an arm's length transaction.

III. Board Composition and Independence

A. FIL favors a separation of the roles of Chairman and Chief Executive and will vote in favor of this outcome when the opportunity arises.

B. FIL will consider voting against the election of directors if, in our view, they lack the necessary experience or competence to carry out their duties as directors.

C. FIL favors robust independent representation on Boards and on occasion FIL will consider voting against the election of nominees as independent directors if, in our view, they lack sufficient independence from the company, its management or its controlling shareholders.

IV. Remuneration

A. FIL will support proposals to give shareholders the right to vote on executive pay practices.

B. FIL will generally vote against remuneration proposals when payments made to executives are considered excessive or too short term in their orientation.

C. FIL strongly encourages the long term retention of shares. For shares awarded as part of a remuneration package we will have particular regard for minimum required retention periods. Practice in this regard differs around the world but over time we expect all companies to move towards a minimum guaranteed share retention period of at least five years from the date of grant.

D. Remuneration proposals are evaluated on a case-by-case basis but in addition to the factors described above FIL will generally vote against incentive arrangements if:

1. the dilutive effect of shares authorized under the plan is excessive; or

2. material changes to arrangements are permissible without shareholder approval; or

3. the potential awards are uncapped; or

4. options are offered with an exercise price of less than 100% of fair market value at the date of grant or if re-pricing is subsequently permitted (employee sharesave schemes may be supported provided the offering price of shares is not less than 80% of the fair market value on the date of grant).

E. In addition, subject to local market standards and best practice FIL will generally vote against incentive arrangements if:

1. there are no performance conditions attached to any of the incentive awards; or

2. there is no disclosure of the performance measures to be used; or

3. the performance targets are insufficiently challenging; or

4. performance retesting is permitted (if performance targets for a given year are not met then awards for that year should be foregone).

F. FIL will generally vote against the re-election of the Chairman of the Remuneration Committee if we vote against the Report of the Remuneration Committee for the second year in a row (assuming no change in personnel in the interim).

G. FIL does not support the presence of executive directors on the Remuneration Committee (or its equivalent) of the companies which employ them and we will vote against the remuneration report in these instances when given an opportunity to do so.

Supplement to the

Fidelity Advisor® Global High Income Fund

Class A (FGHAX), Class T (FGHTX), Class C (FGHCX), and Institutional Class (FGHIX)

Classes of shares of Fidelity® Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2013

The following information supplements information found in the "Management Contract" section beginning on page 50.

The following table provides information relating to other accounts managed by Ms. Roche as of July 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Global High Income Fund ($16 (in millions) assets managed).

As of July 31, 2013, the dollar range of shares of Fidelity Global High Income Fund beneficially owned by Ms. Roche was none.

The following information supplements information found in the "Proxy Voting Guidelines" section beginning on page 52.

Proxy Voting - FIL Limited.

I. General Principles and Application

A. Voting shall be carried out by FIL's proxy voting teams with non-routine proposals or other special circumstances also being evaluated by the appropriate FIL analyst or portfolio manager. All votes are subject to the authority of the Chief Investment Officers of FIL.

B. FIL will vote all equity securities where the expected benefit of voting outweighs the expected costs.

C. Except as set forth in these guidelines FIL will usually vote in favor of incumbent directors and in favor of routine proposals.

D. FIL will vote to abstain on proposals when the necessary information has not been provided and in certain limited circumstances FIL may also vote to abstain in order to send a cautionary message to a company.

E. In instances where there may be a conflict with FIL's own interests we will either vote in accordance with the recommendation of our principal third party research provider, or if no recommendation is available, we will not vote.

F. FIL's proxy voting group will not vote at shareholder meetings of any FIL funds unless specifically instructed by a client.

G. Voting decisions will be made on a case-by-case basis and will take account of the prevailing local market standards and best practice.

II. Shareholder Authority

A. FIL will vote against any limitation on shareholder rights or the transfer of authority from shareholders to directors. Likewise we will support proposals which enhance shareholder rights or maximize shareholder value.

AGHI-AGHIIB-14-01  February 28, 2014
1.932871.102

B. FIL will vote against unusual or excessive authorities to increase issued share capital and particularly in respect of proposed increases for companies in jurisdictions without assured pre-emptive rights.

C. FIL will vote against the authorization of stock with differential voting rights if the issuance of such stock would adversely affect the voting rights of existing shareholders.

D. FIL will vote against anti-takeover proposals.

E. FIL will generally support cumulative voting rights when it is determined they are favorable to the interest of minority shareholders.

F. FIL will support proposals to adopt mandatory voting by poll and full disclosure of voting outcomes.

G. FIL will support proposals to adopt confidential voting and independent vote tabulation practices.

H. In general FIL will only support related party transactions which are made on terms equivalent to those that would prevail in an arm's length transaction.

III. Board Composition and Independence

A. FIL favors a separation of the roles of Chairman and Chief Executive and will vote in favor of this outcome when the opportunity arises.

B. FIL will consider voting against the election of directors if, in our view, they lack the necessary experience or competence to carry out their duties as directors.

C. FIL favors robust independent representation on Boards and on occasion FIL will consider voting against the election of nominees as independent directors if, in our view, they lack sufficient independence from the company, its management or its controlling shareholders.

IV. Remuneration

A. FIL will support proposals to give shareholders the right to vote on executive pay practices.

B. FIL will generally vote against remuneration proposals when payments made to executives are considered excessive or too short term in their orientation.

C. FIL strongly encourages the long term retention of shares. For shares awarded as part of a remuneration package we will have particular regard for minimum required retention periods. Practice in this regard differs around the world but over time we expect all companies to move towards a minimum guaranteed share retention period of at least five years from the date of grant.

D. Remuneration proposals are evaluated on a case-by-case basis but in addition to the factors described above FIL will generally vote against incentive arrangements if:

1. the dilutive effect of shares authorized under the plan is excessive; or

2. material changes to arrangements are permissible without shareholder approval; or

3. the potential awards are uncapped; or

4. options are offered with an exercise price of less than 100% of fair market value at the date of grant or if re-pricing is subsequently permitted (employee sharesave schemes may be supported provided the offering price of shares is not less than 80% of the fair market value on the date of grant).

E. In addition, subject to local market standards and best practice FIL will generally vote against incentive arrangements if:

1. there are no performance conditions attached to any of the incentive awards; or

2. there is no disclosure of the performance measures to be used; or

3. the performance targets are insufficiently challenging; or

4. performance retesting is permitted (if performance targets for a given year are not met then awards for that year should be foregone).

F. FIL will generally vote against the re-election of the Chairman of the Remuneration Committee if we vote against the Report of the Remuneration Committee for the second year in a row (assuming no change in personnel in the interim).

G. FIL does not support the presence of executive directors on the Remuneration Committee (or its equivalent) of the companies which employ them and we will vote against the remuneration report in these instances when given an opportunity to do so.